Related Party Transactions - Summary of Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transactions
Revenues	$ (668,637)	$ (618,344)	$ (525,229)
General and administrative expenses	47,385	41,993	39,850
Voyage expenses and commissions	23,772	20,374	15,404
Financial costs/Depreciation	168,041	153,193	137,187
Net pool allocation	4,264	(17,818)	(7,254)
Egypt LNG Shipping Ltd / Associate | Vessel management services
Transactions
Revenues	(703)	(703)	(752)
Nea Dimitra Property | Office rent and utilities
Transactions
General and administrative expenses	411	934	842
Nea Dimitra Property | Office rent
Transactions
Financial costs and depreciation	642
Nea Dimitra Property | Other office services
Transactions
General and administrative expenses	1		1
Seres S.A. | Catering services
Transactions
General and administrative expenses	361	372	281
Seres S.A. | Consultancy services
Transactions
General and administrative expenses	55	56	68
Chartwell Management Inc. | Travel expenses
Transactions
General and administrative expenses	284		111
Ceres Monaco S.A.M. | Travel expenses
Transactions
General and administrative expenses	13
Ceres Monaco S.A.M. | Professional services
Transactions
General and administrative expenses	144	144	159
A.S. Papadimitriou and Partners Law Firm
Transactions
General and administrative expenses	0	4
A.S. Papadimitriou and Partners Law Firm | Professional services
Transactions
General and administrative expenses		4	15
The Cool Pool Limited / Joint venture
Transactions
Revenues	(45,253)	(102,253)
Voyage expenses and commissions	8,086	10,154
Net pool allocation	4,264	(17,818)
The Cool Pool Limited / Joint venture | Pool gross revenues
Transactions
Revenues	(45,253)	(102,253)	(38,046)
The Cool Pool Limited / Joint venture | Pool gross bunkers
Transactions
Voyage expenses and commissions	7,255	8,908	8,475
The Cool Pool Limited / Joint venture | Pool other voyage expenses
Transactions
Voyage expenses and commissions	831	1,246	647
The Cool Pool Limited / Joint venture | Adjustment for net pool allocation
Transactions
Net pool allocation	4,264	(17,818)	$ (7,254)
Ceres Shipping Ltd | Travel expenses
Transactions
General and administrative expenses		$ 38
Ceres Shipping Ltd | Professional services
Transactions
General and administrative expenses	$ 10